CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Net issuance costs		$ 150
Net underwriting discounts and issuance costs	$ 44,995